Capital adequacy - Internally assessed economic capital excl. buffer (Details) - Parent Company - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure
Capital requirements	kr 19,450	kr 18,307
Internal credit grades
Disclosure of credit risk exposure
Capital requirements	10,478	9,824
Credit risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	6,121	7,337
Operational risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	203	183
Market risk | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	1,140	1,109
Other | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	183	203
Capital planning buffer | Internal credit grades
Disclosure of credit risk exposure
Capital requirements	kr 2,831	kr 992